PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 2,589	$ 3,034
Accumulated depreciation	2,212	2,549
Depreciated cost	377	485
Depreciation expenses	229	207	215
Reduction of cost and accumulated depreciation of fully depreciated equipment no longer in use	(578)	0
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,456	1,857
Accumulated depreciation	1,316	1,653
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,041	1,031
Accumulated depreciation	820	783
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	92	146
Accumulated depreciation	$ 76	$ 113